Annual Fund Operating Expenses	Jun. 06, 2025
Schwab 1000 Index ETF | Schwab 1000 Index ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.03%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.03%	[1]
Schwab International Equity ETF | Schwab International Equity ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.03%	[2]
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.03%	[2]
Schwab International Small-Cap Equity ETF | Schwab International Small-Cap Equity ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.08%	[3]
Other Expenses (as a percentage of Assets):	0.00%	[3]
Expenses (as a percentage of Assets)	0.08%	[3]
Schwab Emerging Markets Equity ETF | Schwab Emerging Markets Equity ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.07%	[4]
Other Expenses (as a percentage of Assets):	0.00%	[4]
Expenses (as a percentage of Assets)	0.07%	[4]

[1]	The information in the table has been restated to reflect current fees and expenses.
[2]	The information in the table has been restated to reflect current fees and expenses.
[3]	The information in the table has been restated to reflect current fees and expenses.
[4]	The information in the table has been restated to reflect current fees and expenses.